Provisions - Movements in Contingent Loans Provisions For Contingent Loan Risk According to IFRS9 (Detail) - IFRS9 [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ 880,117	$ 768,120
- Increases due to change in credit risk	(284,141)	(269,348)
- Decreases due to change in credit risk	(112,615)	(111,255)
Charge-offs	(174,556)	(167,364)
- Changes due to modifications that did not result in derecognition	789	0
New financial assets originated or purchased	414,765	282,800
Financial assets that have been derecognized	(244,413)	(199,319)
Foreign exchange and other movements	4,777	(37,787)
Ending balance	1,041,873	880,117
Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	193,135	133,610
- Increases due to change in credit risk	(52,321)	(63,901)
- Decreases due to change in credit risk	(6,849)	(8,854)
Charge-offs	(198)	(13,891)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	116,657	19,872
Financial assets that have been derecognized	(66,395)	(4,976)
Changes in models/risk parameters	(43,689)	(933)
Foreign exchange and other movements	10,916	(2,540)
Ending balance	321,444	193,135
Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	34,271
- Transfers to stage 2	0	0
- Transfers to stage 3	0	0
- Increases due to change in credit risk	8,625	8,155
- Decreases due to change in credit risk	(10,146)	(6,654)
Charge-offs	(48)	0
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	15,502	7,463
Financial assets that have been derecognized	(11,325)	(21,239)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	2,896	698
Ending balance	39,775	34,271
Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		45,848
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
- Transfers to stage 2	82
- Transfers to stage 3	63
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	46
Financial assets that have been derecognized	(500)
Foreign exchange and other movements	(645)
Ending balance	46
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	13,889
- Transfers to stage 1	574	1,123
- Transfers to stage 2	(1,991)	(521)
- Transfers to stage 3	(73)	(90)
- Increases due to change in credit risk	3,554	1,932
- Decreases due to change in credit risk	(3,475)	(5,695)
Charge-offs	(14)	0
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	6,365	5,490
Financial assets that have been derecognized	(4,633)	(4,927)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	4,391	698
Ending balance	18,587	13,889
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		15,879
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	42,000	46,153
- Transfers to stage 2	(82)
- Transfers to stage 3	9,055	22,642
- Increases due to change in credit risk	(8,381)	(1,216)
- Decreases due to change in credit risk	(4,761)	(7,758)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	12,567	12,496
Financial assets that have been derecognized	(4,873)	(1,824)
Changes in models/risk parameters	3,009	(933)
Foreign exchange and other movements	(24,948)	(13,426)
Ending balance	66,280	42,000
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	14,172
- Transfers to stage 1	(549)	(1,036)
- Transfers to stage 2	2,037	570
- Transfers to stage 3	(112)	(161)
- Increases due to change in credit risk	4,347	1,618
- Decreases due to change in credit risk	(6,466)	(802)
Charge-offs	(28)	0
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	1,780	1,193
Financial assets that have been derecognized	(1,282)	(15,322)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	(1,720)
Ending balance	12,179	14,172
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		28,112
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	151,135	87,457
- Transfers to stage 3	(9,118)	(22,642)
- Increases due to change in credit risk	(43,940)	(62,685)
- Decreases due to change in credit risk	(2,088)	(1,096)
Charge-offs	(198)	(13,891)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	104,044	7,376
Financial assets that have been derecognized	(61,022)	(3,152)
Changes in models/risk parameters	(46,698)
Foreign exchange and other movements	36,509	10,886
Ending balance	255,118	151,135
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	6,210
- Transfers to stage 1	(25)	(87)
- Transfers to stage 2	(45)	(49)
- Transfers to stage 3	185	251
- Increases due to change in credit risk	724	4,605
- Decreases due to change in credit risk	(205)	(157)
Charge-offs	(6)	0
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	7,357	780
Financial assets that have been derecognized	(5,410)	(990)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	224
Ending balance	$ 9,009	6,210
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		$ 1,857